Related-Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Subsidiaries

Name	Jurisdiction of Incorporation

3221969 Nova Scotia Company	Nova Scotia, Canada
International Insurance Group Inc.	Barbados
Mustang Acquisition Holdings Inc.	Delaware, United States
MWH International, Inc.	Delaware, United States
Stantec Australia Pty Ltd	Australia
Stantec Consulting Caribbean Ltd.	Barbados
Stantec Consulting International LLC	Arizona, United States
Stantec Consulting International Ltd.	Canada
Stantec Consulting Ltd./Stantec Experts-conseils ltée	Canada
Stantec Consulting Michigan Inc.	Michigan, United States
Stantec Consulting Services Inc.	New York, United States
Stantec Delaware II LLC	Delaware, United States
Stantec Holdings (2017) Limited	United Kingdom
Stantec Holdings II Ltd.	Alberta, Canada
Stantec New Zealand	New Zealand
Stantec Technology International Inc.	Delaware, United States
Stantec UK Limited	United Kingdom

Schedule of Structured Entities

The following lists the most significant structured entities that are consolidated in the Company’s financial statements.

Name	Jurisdiction of Incorporation

Stantec Architecture Inc.	North Carolina, United States
Stantec Architecture Ltd.	Canada
Stantec Geomatics Ltd.	Alberta, Canada
Stantec International Inc.	Pennsylvania, United States

Summary of Joint Operations

The Company also conducted its business through the following significant joint operations.

	Ownership
Name	Interests	Jurisdiction
Stantec/SG Joint Venture	65%	United States
Starr ll, a Joint Venture	48%	United States

Schedule of Transactions With Related Parties

The following table provides the total dollar amount for transactions that have been entered into with related parties.

	For the year ended December 31, 2018			For the year ended December 31, 2017
	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $	Sales to Related Parties $	Distributions Paid $	Amounts Owed by Related Parties $

Joint ventures	39.8	0.3	10.2	40.6	1.3	11.1
Associates	4.3	0.2	1.0	10.2	0.7	0.8

Schedule of Compensation of Key Management Personnel and Directors of the Company

Compensation of key management personnel and directors of the Company

		For the year ended December 31
	Note	2018 $	2017 $

Salaries and other short-term employment benefits		9.0	11.3
Directors’ fees		0.8	0.8
Share-based compensation	22	0.9	4.0

Total compensation		10.7	16.1